Current and long-term debt - $225 Million credit facility (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Repayments of current borrowings		$ 87,700,000
Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [abstract]
Loan maximum borrowing capacity	$ 225,000,000.0
Periodic borrowing payment amount			$ 5,300,000
Net debt to capitalization ratio			0.65
Consolidated tangible net worth			$ 1,400,000,000
Borrowings instrument term	5 years
Senior Secured Term Loan Facility - $225 Million Credit Facility | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Borrowings		101,200,000	101,200,000
Number of vessels	5
Senior Secured Term Loan Facility - $225 Million Credit Facility | ABN AMRO Credit Facility [Member] | LR2 [Member]
Disclosure of detailed information about borrowings [abstract]
Number of vessels	4
Senior Secured Term Loan Facility - $225 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One [Member]
Disclosure of detailed information about borrowings [abstract]
Covenant liquidity requirement amount		25,000,000.0	25,000,000.0
Senior Secured Term Loan Facility - $225 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two [Member]
Disclosure of detailed information about borrowings [abstract]
Consolidated liquidity requirement per each owned vessel		500,000	500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000	$ 250,000
Senior Secured Term Loan Facility - $225 Million Credit Facility | Borrowings, Financial Covenants, Period One [Member]
Disclosure of detailed information about borrowings [abstract]
Minimum ratio for fair value of vessels			130.00%
Senior Secured Term Loan Facility - $225 Million Credit Facility | Borrowings, Financial Covenants, Period Two [Member]
Disclosure of detailed information about borrowings [abstract]
Minimum ratio for fair value of vessels			140.00%